Borrowings - Schedule of Current Maturities of Long-Term Debt (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current Maturities of Long-Term Debt [Abstract]
Current maturities of long-term debt		$ 510,189